Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Without Sales Load [Member] | C000010427
Average Annual Return [Line Items]
Average Annual Return, Percent	10.64%	27.58%	8.78%	10.81%
Without Sales Load [Member] | C000010428
Average Annual Return [Line Items]
Average Annual Return, Percent	7.34%	29.68%	7.57%	10.28%
Without Sales Load [Member] | C000010380
Average Annual Return [Line Items]
Average Annual Return, Percent	18.88%	57.39%	5.52%	9.93%
Without Sales Load [Member] | C000010381
Average Annual Return [Line Items]
Average Annual Return, Percent	6.54%	0.07%	1.22%	3.32%
Without Sales Load [Member] | C000010382
Average Annual Return [Line Items]
Average Annual Return, Percent	94.10%	150.26%	31.30%	32.07%
Without Sales Load [Member] | C000010383
Average Annual Return [Line Items]
Average Annual Return, Percent	22.72%	34.09%	15.17%	5.30%
Without Sales Load [Member] | C000010384
Average Annual Return [Line Items]
Average Annual Return, Percent	33.99%	67.29%	10.31%	(3.50%)
Without Sales Load [Member] | C000010385
Average Annual Return [Line Items]
Average Annual Return, Percent	0.42%	3.26%	6.77%	9.90%
Without Sales Load [Member] | C000010386
Average Annual Return [Line Items]
Average Annual Return, Percent	5.51%	20.49%	3.37%	8.76%
Without Sales Load [Member] | C000010387
Average Annual Return [Line Items]
Average Annual Return, Percent	0.79%	7.08%	0.68%	12.60%
Without Sales Load [Member] | C000010388
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.97%)	(5.24%)	(0.45%)	6.61%
Without Sales Load [Member] | C000010412
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.01%)	51.65%	16.20%	11.27%
Without Sales Load [Member] | C000010395
Average Annual Return [Line Items]
Average Annual Return, Percent	10.11%	13.79%	1.40%	3.81%
Without Sales Load [Member] | C000010389
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.24%)	3.92%	0.92%	9.20%
Without Sales Load [Member] | C000010391
Average Annual Return [Line Items]
Average Annual Return, Percent	32.90%	51.49%	15.83%	21.91%
Without Sales Load [Member] | C000010392
Average Annual Return [Line Items]
Average Annual Return, Percent	26.90%	50.21%	8.16%	8.44%
Without Sales Load [Member] | C000010393
Average Annual Return [Line Items]
Average Annual Return, Percent	9.98%	27.76%	1.65%	9.64%
Without Sales Load [Member] | C000010394
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%	14.01%	9.49%	7.09%
Without Sales Load [Member] | C000010422
Average Annual Return [Line Items]
Average Annual Return, Percent	15.50%	33.75%	12.59%	19.17%
Without Sales Load [Member] | C000010424
Average Annual Return [Line Items]
Average Annual Return, Percent	(11.18%)	(23.47%)	(15.23%)	(25.04%)
Without Sales Load [Member] | C000010396
Average Annual Return [Line Items]
Average Annual Return, Percent	23.90%	34.15%	8.07%	12.43%
Without Sales Load [Member] | C000010414
Average Annual Return [Line Items]
Average Annual Return, Percent	(13.72%)	(18.27%)	(6.81%)	(11.38%)
Without Sales Load [Member] | C000010425
Average Annual Return [Line Items]
Average Annual Return, Percent	19.29%	32.06%	14.64%	20.16%
Without Sales Load [Member] | C000010421
Average Annual Return [Line Items]
Average Annual Return, Percent	36.97%	63.16%	21.15%	35.13%
Without Sales Load [Member] | C000010426
Average Annual Return [Line Items]
Average Annual Return, Percent	(17.34%)	(24.01%)	(14.15%)	(19.27%)
Without Sales Load [Member] | C000010397
Average Annual Return [Line Items]
Average Annual Return, Percent	31.93%	57.76%	4.51%	12.12%
Without Sales Load [Member] | C000032290
Average Annual Return [Line Items]
Average Annual Return, Percent	42.52%	78.20%	2.73%	12.88%
Without Sales Load [Member] | C000010415
Average Annual Return [Line Items]
Average Annual Return, Percent	(18.28%)	(27.82%)	(6.35%)	(12.60%)
Without Sales Load [Member] | C000010401
Average Annual Return [Line Items]
Average Annual Return, Percent	13.00%	28.97%	14.73%	18.69%
Without Sales Load [Member] | C000010420
Average Annual Return [Line Items]
Average Annual Return, Percent	16.45%	37.72%	17.17%	22.58%
Without Sales Load [Member] | C000010423
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.60%)	(14.31%)	(9.23%)	(13.15%)
Without Sales Load [Member] | C000010408
Average Annual Return [Line Items]
Average Annual Return, Percent	36.05%	37.80%	10.81%	13.80%
Without Sales Load [Member] | C000010407
Average Annual Return [Line Items]
Average Annual Return, Percent	10.81%	22.86%	9.20%	9.33%
Without Sales Load [Member] | C000010413
Average Annual Return [Line Items]
Average Annual Return, Percent	22.13%	30.66%	6.39%	9.27%
Without Sales Load [Member] | C000010411
Average Annual Return [Line Items]
Average Annual Return, Percent	12.10%	18.74%	9.61%	11.02%
Without Sales Load [Member] | C000010410
Average Annual Return [Line Items]
Average Annual Return, Percent	32.98%	42.12%	5.53%	9.44%
Without Sales Load [Member] | C000010409
Average Annual Return [Line Items]
Average Annual Return, Percent	25.34%	42.16%	9.27%	9.72%
Without Sales Load [Member] | C000010390
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.55%)	(0.11%)	(11.43%)	(5.22%)
Without Sales Load [Member] | C000010404
Average Annual Return [Line Items]
Average Annual Return, Percent	1.34%	2.80%	11.35%	3.34%
Without Sales Load [Member] | C000046626
Average Annual Return [Line Items]
Average Annual Return, Percent	0.10%	3.90%	3.15%	4.00%
Without Sales Load [Member] | C000010418
Average Annual Return [Line Items]
Average Annual Return, Percent	10.04%	21.92%	9.71%	9.27%
Without Sales Load [Member] | C000010419
Average Annual Return [Line Items]
Average Annual Return, Percent	65.51%	108.02%	12.40%	15.61%
Without Sales Load [Member] | C000010402
Average Annual Return [Line Items]
Average Annual Return, Percent	7.62%	13.50%	6.76%	3.19%
Without Sales Load [Member] | C000010400
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.09%)	(9.74%)	(5.64%)	(3.92%)
Without Sales Load [Member] | C000010403
Average Annual Return [Line Items]
Average Annual Return, Percent	22.96%	28.43%	11.31%	5.98%
Without Sales Load [Member] | C000069235
Average Annual Return [Line Items]
Average Annual Return, Percent	5.23%	13.54%	3.95%	2.76%
Without Sales Load [Member] | C000010416
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%	9.74%	0.58%	2.36%
Without Sales Load [Member] | C000010379
Average Annual Return [Line Items]
Average Annual Return, Percent	1.14%	2.53%	2.45%	1.37%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.62%	3.79%	0.08%	1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.62%	3.79%	0.08%	1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.62%	3.79%	0.08%	1.54%
MSCI World ex U.S. Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.19%	20.99%	9.32%	9.84%
MSCI World ex U.S. Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.19%	20.99%	9.32%	9.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.62%	3.79%	0.08%	1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.62%	3.79%	0.08%	1.54%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Financials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.18%)	4.06%	9.85%	13.39%
S&P 500 Materials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.97%	16.73%	6.31%	10.37%
S&P 500 Health Care Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.47%	19.90%	6.54%	10.24%
S&P 500 Consumer Staples Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.03%	5.49%	7.79%	7.92%
S&P 500 Information Technology Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.00%	37.78%	22.16%	26.60%
S&P 500 Energy Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.65%	29.02%	19.01%	8.65%
S&P 500 Energy Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.65%	29.02%	19.01%	8.65%
S&P 500 Financials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.18%)	4.06%	9.85%	13.39%
S&P 500 Health Care Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.47%	19.90%	6.54%	10.24%
S&P 500 Information Technology Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.00%	37.78%	22.16%	26.60%
S&P 500 Consumer Discretionary Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.77%)	9.46%	6.74%	13.03%
S&P 500 Materials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.97%	16.73%	6.31%	10.37%
MSCI U.S. REIT Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	21.00%	5.84%	6.07%
S&P 500 Consumer Discretionary Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.77%)	9.46%	6.74%	13.03%
S&P 500 Information Technology Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.00%	37.78%	22.16%	26.60%
S&P 500 Telecommunications Services Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.72%)	(19.93%)	(2.91%)	(2.98%)
S&P 500 Industrials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.15%	27.29%	14.39%	14.40%
S&P 500 Utilities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.72%	14.20%	10.84%	9.11%
Dow Jones Industrial Average
Average Annual Return [Line Items]
Average Annual Return, Percent	9.76%	20.65%	10.78%	13.68%
Dow Jones Industrial Average
Average Annual Return [Line Items]
Average Annual Return, Percent	9.76%	20.65%	10.78%	13.68%
S&P MidCap 400 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.34%	25.89%	9.07%	11.65%
S&P MidCap 400 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.34%	25.89%	9.07%	11.65%
NASDAQ-100 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.31%	34.39%	16.68%	22.33%
NASDAQ-100 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.31%	34.39%	16.68%	22.33%
NASDAQ-100 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.31%	34.39%	16.68%	22.33%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.57%	40.78%	6.99%	11.62%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.57%	40.78%	6.99%	11.62%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.57%	40.78%	6.99%	11.62%
S&P 500 Pure Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	37.27%	40.28%	12.69%	15.78%
S&P 500 Pure Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.75%	24.73%	11.04%	11.23%
S&P MidCap 400 Pure Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.22%	32.94%	8.24%	11.14%
S&P MidCap 400 Pure Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.25%	20.26%	11.37%	13.01%
S&P SmallCap 600 Pure Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	34.37%	45.06%	7.43%	11.45%
S&P SmallCap 600 Pure Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.43%	44.92%	11.51%	11.79%
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.74%	2.34%	(7.25%)	(2.34%)
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.74%	2.34%	(7.25%)	(2.34%)
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.96%	5.91%	4.17%	5.81%
STOXX Europe 50 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.69%	22.80%	12.77%	11.71%
Nikkei-225 Stock Average Index
Average Annual Return [Line Items]
Average Annual Return, Percent	39.18%	73.05%	19.47%	16.23%
U.S. Dollar Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.93%	4.50%	1.84%	0.53%
U.S. Dollar Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.93%	4.50%	1.84%	0.53%
S&P Goldman Sachs Commodity Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.92%	30.23%	13.35%	7.37%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.74%	3.84%	3.52%	2.34%
HFRX Global Hedge Fund Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.80%	9.66%	3.08%	3.65%